Form N-1A Cover	Mar. 13, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 13, 2026
Prospectus Date	Aug. 29, 2025